Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases - Schedule of Lease Costs

In the years 2023, 2022, and 2021 we recognized rent expenses associated with our leases as follows:

	12 months ended December 31,
USD'000	2023	2022	2021
Finance lease cost:
Amortization of right-of-use assets	-	33	68
Interest on lease liabilities	-	1	7
Operating lease cost:
Fixed rent expense	668	587	695
Short-term lease cost	-	2	7
Net lease cost from continuing operations	668	623	777
Lease cost - Cost of sales	-	-	-
Lease cost - General & administrative expenses	668	623	777
Net lease cost from continuing operations	668	623	777

Leases - Schedule of Cash and Non-Cash Activities Associated with Leases

In the years 2023 and 2022, we had the following cash and non-cash activities associated with our leases:

	As at December 31,	As at December 31,
USD'000	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	-	61
Operating cash flows from operating leases	614	610
Financing cash flows from finance leases	-	1
Non-cash investing and financing activities :
Net lease cost from continuing operations	668	623
Additions to ROU assets obtained from:
New operating lease liabilities	66	56

Leases - Schedule of Right-of-Use Assets and Lease Liabilities

The following table provides the details of right-of-use assets and lease liabilities as of December 31, 2023:

As at December 31, 2023
USD'000
Right-of-use assets:
Operating leases	2,052
Total right-of-use assets	2,052
Lease liabilities:
Operating leases	2,081
Total lease liabilities	2,081

Leases - Schedule of Future Minimum Lease Payments

As at December 31, 2023, future minimum annual lease payments were as follows:

	USD'000	USD'000	USD'000	USD'000
Year	Operating	Short-term	Finance	Total
2024	641	-	-	641
2025	615	-	-	615
2026	561	-	-	561
2027	292	-	-	292
2028 and beyond	160	-	-	160
Total future minimum operating and short-term lease payments	2,269	-	-	2,269
Less effects of discounting	(188)	-	-	(188)
Lease liabilities recognized	2,081	-	-	2,081